Derivative Assets And Collateral Received (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gross amounts of recognized assets		$ 121,654	$ 104,365
Derivative Assets not subject to master netting agreements		33,700	4,500
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	[1]	87,962	99,828
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of assets presented in the Statement of Condition	[1],[2]	87,962	99,828
Derivative liabilities available for offset	[1]	(25,953)	(9,972)
Collateral Received	[1]	(52,888)	(89,856)
Net amount	[1]	$ 9,121	$ 0

[1]	201 6 and 2015 are comprised entirely of interest rate derivative contracts.
[2]

In cluded in Derivative assets on the Consolidated Statements of Condition. As of December 31 , 2016 and 2015 , $ 33 . 7 million and $ 4.5 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.